General Information and Significant Events of the period	9 Months Ended
Sep. 30, 2025
General Information And Reorganization [Line Items]
General Information and Significant Events of the period

1. General information and significant events of the period

1.1. General information

DLocal Limited (“dLocal” or the “Company”) was established on October 5, 2016 as a limited liability holding company in Malta (together with its subsidiaries as the “Group”). On April 14, 2021 the Group was reorganized under dLocal and domiciled and incorporated in the Cayman Islands. The Company holds a controlling financial interest in the Group. These Unaudited Consolidated Condensed Interim Financial Statements include dLocal’s subsidiaries.

The Group processes payment transactions, enabling merchants generally located in developed economies (mainly United States, Europe and China) to receive payments (“pay-ins”) from customers in emerging markets and to facilitate payments (“pay-outs”) to customers in emerging markets.

The Group processes local payments in emerging markets through its network of acquirers and payments processors. Through its partnership with financial institutions, the Group expatriates/repatriates funds to/from developed economies where the merchant customers elect settlement in their preferred currency (mainly U.S. Dollar and Euro).

The Group is licensed and regulated in the EU as an Electronic Money Issuer, or EMI, and Payment Institution, or PI, and registered as a Money Service Business with the Financial Crimes Enforcement Network of the U.S. Department of the Treasury, or FinCEN, and operates and may be licensed, where applicable, in many countries in emerging markets, primarily in the Americas, Asia and Africa. In December 2024, the Group achieved a significant advancement by obtaining a license in the United Kingdom as an Authorized Payment Institution (API), further enhancing its global regulatory framework.

In addition, the Group is subject to laws aimed at preventing money laundering, corruption, and the financing of terrorism under the framework established by the Fourth Anti-Money Laundering Directive (AMLD4) as amended by the Fifth Anti-Money Laundering Directive (AMLD5), which remains applicable across the European Union and in Malta. In parallel, Malta has initiated the transposition of the Sixth Anti-Money Laundering Directive (AMLD6), with initial measures already implemented in 2025 relating to beneficial ownership access and the trust register under amendments to the Trusts and Trustees Act. The recently established EU Anti-Money Laundering Authority (AMLA) became operational in July 2025, enhancing coordination and oversight among national competent authorities.

1.2. Significant events during the period

a)
Class action lawsuits

On February 23 and February 28, 2023, respectively, the Company was named, along with several of its senior executives and/or directors, as defendants in certain putative class action lawsuits filed in the Supreme Court of the State of New York, New York County, asserting claims under Sections 11, 12, and 15 of the Securities Act of 1933, based in significant part on a short-seller report. These matters, Zappia et al. v. DLocal Limited et al., Index No. 151778/2023 (Sup. Ct. N.Y. Cty.), and Hunt et al. v. DLocal Limited et al., Index No. 651058/2023 (Sup. Ct. N.Y. Cty.), or the Zappia and Hunt Actions, allege, among other things, that the registration statement for the Company’s June 2021 initial public offering reflected certain material misstatements or omissions.

On March 3, 2023, plaintiffs in the two actions filed a stipulation and proposed order consolidating the cases and appointing putative lead counsel. The parties also agreed to a schedule for plaintiffs’ filing of an amended complaint and a subsequent briefing schedule for a motion to dismiss the amended complaint.

On May 12, 2023, plaintiffs in the Zappia and Hunt Actions jointly filed a consolidated amended complaint. On July 11, 2023, the Company filed a motion to dismiss the complaint. Plaintiffs filed their opposition brief on August 15, 2023, and the Company filed a reply in further support of its motion to dismiss on September 22, 2023. On February 29, 2024, the court presided over oral argument on the motion. On March 20, 2025, the court issued a decision and order granting the motion and dismissing the complaint as to all moving defendants, including dLocal. On April 18, 2025, the plaintiffs filed a notice of appeal of the decision and order granting the motion to dismiss. The plaintiffs had until October 18, 2025 to “perfect” their appeal by filing their opening appellate brief and the record on appeal. In an order dated June 9, 2025, the court dismissed the complaint in its entirety against the Individual Defendants for failure to effectuate service. On October 20, 2025, the plaintiffs filed their opening appellate brief as against the Company in the Supreme Court of the State of New York, Appellate Division, First Judicial Department. The Company’s response brief is currently due on January 9, 2026 and Plaintiffs’ reply brief on February 13, 2026.

The Company has also been named, along with several of its senior executives and/or directors, in a putative class action lawsuit filed in the U.S. District Court for the Eastern District of New York, asserting claims under Sections 11 and 15 of the Securities Act and Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as well as Rule 10b-5 promulgated thereunder. This lawsuit, captioned Laurenzi v. dLocal Ltd., et al., 1:23-cv-07501 (E.D.N.Y.) (Laurenzi Action), was initiated on October 6, 2023. On January 4, 2024, the Court appointed a Lead Plaintiff. On March 18, 2024, Lead Plaintiff filed an amended class action complaint. The amended complaint alleges misstatements and omissions in the registration statement for the Company’s June 2021 initial public offering and in various public filings and press releases during the period of June 2, 2021, through June 5, 2023. Pursuant to a schedule agreed upon with Lead Plaintiff’s counsel, the Company filed on April 30, 2024, a letter, as required by court rules, requesting a pre-motion conference regarding an anticipated motion to dismiss the Laurenzi Action in full. Lead Plaintiff responded to that letter on May 14, 2024. On June 10, 2024, the court held the requested preliminary conference and set a schedule for briefing on the Company’s motion to dismiss. The Company served its opening brief on August 9, 2024, Lead Plaintiff served an opposition on October 11, 2024, and the Company served its reply on November 8, 2024. The court has not yet indicated whether it will hear oral argument on the Company’s motion, and no other proceedings are currently ongoing or scheduled. On July 9, 2025, the court issued an order holding the motion “in abeyance” until six months after the issuance of letters rogatory addressed to certain individual defendants. On August 20, 2025, the court formally issued letters rogatory addressed to such individual defendants.

Due to the preliminary posture of the above-described lawsuits as of the date of issuance of these Unaudited Consolidated Condensed Interim Financial Statements, the Company’s management and its legal advisors are unable to evaluate the likelihood of an adverse outcome or estimate a range of potential losses and no provision for contingencies has been recorded for the aforementioned matters. DLocal Limited intends to defend itself vigorously in these actions. As of the date of issuance of the Company’s Unaudited Consolidated Condensed Interim Financial Statements there were no further updates in this regard.

b)
Developments in Argentina

Argentina is subject to extensive foreign exchange regulations. We regularly consult with our legal advisors in Argentina regarding the applicability of these regulations to our operations. Additionally, in 2023, certain administrative and judicial inquiries were initiated concerning our Argentinean subsidiary, dLocal Argentina S.A. These inquiries do not seek penalties at this stage. Based on consultations with our legal advisors, we believe our activities comply with applicable laws and regulations, including foreign exchange and tax regulations. As of the date of this filing, no new developments have emerged in 2025 regarding these matters.

c)
Dividends

On May 13, 2025, the Company’s Board of Directors authorized and declared a cash dividend of an aggregate of US$150,000. In June 2025, the Company paid dividends equivalent to US$0.5107 per share, to shareholders of record as of the close of the business day on May 27, 2025. In addition, the Board of Directors approved a Dividend Policy pursuant to which the Company intends to pay annual cash dividends to the holders of its common shares at an amount equal to 30% of the Company’s free cash flow for the prior year, defined as net cash from operating activities, excluding merchant funds, less capital expenditure. The declaration of future dividends remains subject to the discretion of the Board of Directors.